RIGHT-OF-USE ASSETS - Narrative (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense		€ 2,444	€ 2,115
Deferred tax assets	€ 27,471	€ 27,471	€ 30,933	€ 35,082
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing office building	70
Gains (Losses) Arisings From Subleases	€ 20
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term		1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term		10 years